Notes Payable (Tables)	3 Months Ended
May 31, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable Outstanding
Notes payable outstanding were as follows:

	Successor
($ in thousands)	May 31, 2021	February 28, 2021
2021 Term Loan	$525,000	$525,000
Other notes payable	192	688

Total notes payable	525,192	525,688
Less unamortized debt issuance costs	(17,816)	(18,483)

Total notes payable, net	507,376	507,205
Less current portion	(4,110)	(4,405)

Notes payable, less current portion, net	$503,266	$502,800